Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 650,200.00
Previously Paid Amount	0.00
Total Fee Amount	99.55
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 99.55
Narrative - Max Aggregate Offering Price	$ 650,200.00
Final Prospectus	true